Mineral Properties and Deferred Exploration (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Feb. 28, 2022		Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	$ 2,482
Ending balance	46,637		$ 2,482
Net book value	46,637		2,482
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance	43,056
Net book value	43,056
Processing plant [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,939
Ending balance	2,873		1,939
Net book value	2,873		1,939
Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	481
Ending balance	619		481
Net book value	619		481
Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	62
Ending balance	89		62
Net book value	89		62
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,315		4,038
Additions	3,727	[1]	1,059
Disposals			(782)
Transfer from E&E assets	40,563
Ending balance	48,605		4,315
Net book value	48,605		4,315
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions	2,493	[1]
Disposals
Transfer from E&E assets	40,563
Ending balance	43,056
Net book value	43,056
Gross carrying amount [member] | Processing plant [member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,279		2,657
Additions	1,017	[1]	622
Disposals
Transfer from E&E assets
Ending balance	4,296		3,279
Net book value	4,296		3,279
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	954		1,220
Additions	187	[1]	437
Disposals			(703)
Transfer from E&E assets
Ending balance	1,141		954
Net book value	1,141		954
Gross carrying amount [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	82		161
Additions	29	[1]
Disposals			(79)
Transfer from E&E assets
Ending balance	111		82
Net book value	111		82
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,833		2,300
Disposals			(753)
Ending balance	1,968		1,833
Depreciation, property, plant and equipment	135		286
Net book value	1,968		1,833
Accumulated depreciation and amortisation [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Disposals
Ending balance
Depreciation, property, plant and equipment
Net book value
Accumulated depreciation and amortisation [member] | Processing plant [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,340		1,212
Disposals
Ending balance	1,423		1,340
Depreciation, property, plant and equipment	84		128
Net book value	1,423		1,340
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	473		1,015
Disposals			(686)
Ending balance	522		473
Depreciation, property, plant and equipment	49		144
Net book value	522		473
Accumulated depreciation and amortisation [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	20		73
Disposals			(67)
Ending balance	22		20
Depreciation, property, plant and equipment	2		14
Net book value	$ 22		$ 20

[1]	Included in Construction in progress is $2.3 million of long-term VAT receivable related to expenditures incurred in developing the Buckreef Gold Project.